Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Central Index Key	0000811911
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013